Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Li Auto Inc.
Entity Central Index Key	0001791706
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Amendment Flag	false